Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,033,049.22

Principal:
Principal Collections	$21,307,670.26
Prepayments in Full	$12,868,761.05
Liquidation Proceeds	$521,760.79
Recoveries	$21,858.66
Sub Total	$34,720,050.76
Collections	$37,753,099.98

Purchase Amounts:
Purchase Amounts Related to Principal	$395,706.95
Purchase Amounts Related to Interest	$2,370.49
Sub Total	$398,077.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,151,177.42

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$38,151,177.42
Servicing Fee	$685,155.94	$685,155.94	$0.00	$0.00	$37,466,021.48
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,466,021.48
Interest - Class A-2 Notes	$16,455.99	$16,455.99	$0.00	$0.00	$37,449,565.49
Interest - Class A-3 Notes	$242,633.33	$242,633.33	$0.00	$0.00	$37,206,932.16
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$37,119,209.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,119,209.24
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$37,069,097.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,069,097.16
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$37,024,636.08
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,024,636.08
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$36,960,706.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,960,706.83
Regular Principal Payment	$33,607,759.33	$33,607,759.33	$0.00	$0.00	$3,352,947.50
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,352,947.50
Residuel Released to Depositor	$0.00	$3,352,947.50	$0.00	$0.00	$0.00
Total		$38,151,177.42

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$33,607,759.33
Total					$33,607,759.33
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$33,607,759.33	$67.54	$16,455.99	$0.03	$33,624,215.32	$67.57
Class A-3 Notes	$0.00	$0.00	$242,633.33	$0.48	$242,633.33	$0.48
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$33,607,759.33	$20.87	$505,314.65	$0.31	$34,113,073.98	$21.18

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$42,015,306.20	0.0844359	$8,407,546.87	0.0168962
Class A-3 Notes	$502,000,000.00	1.0000000	$502,000,000.00	1.0000000
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$787,755,306.20	0.4892769	$754,147,546.87	0.4684030

Pool Information
Weighted Average APR	4.403%	4.403%
Weighted Average Remaining Term	41.96	41.13
Number of Receivables Outstanding	47,262	46,200
Pool Balance	$822,187,130.14	$786,581,316.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$791,889,441.69	$757,747,595.16
Pool Factor	0.5014149	0.4797005

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$11,798,719.75
Yield Supplement Overcollateralization Amount	$28,833,721.32
Targeted Overcollateralization Amount	$32,433,769.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$32,433,769.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	18

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		132	$511,914.61
(Recoveries)		82	$21,858.66
Net Losses for Current Collection Period			$490,055.95
Cumulative Net Losses Last Collection Period			$5,674,812.66
Cumulative Net Losses for all Collection Periods			$6,164,868.61

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.72%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.92%	781	$15,138,310.82
61-90 Days Delinquent	0.27%	96	$2,131,745.20
91-120 Days Delinquent	0.06%	19	$482,837.76
Over 120 Days Delinquent	0.11%	40	$827,161.72
Total Delinquent Receivables	2.36%	936	$18,580,055.50

Repossession Inventory:
Repossessed in the Current Collection Period		42	$901,280.97
Total Repossessed Inventory		61	$1,274,853.16

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7788%
Preceding Collection Period			0.8045%
Current Collection Period			0.7311%
Three Month Average			0.7714%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2880%
Preceding Collection Period			0.3005%
Current Collection Period			0.3355%
Three Month Average			0.3080%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer